Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2016
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

The Company’s and the bank subsidiaries’ actual capital amounts and ratios for 2016 under current guidelines are presented in the following table:

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2016:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,468,662	16.95%	$390,021	5.125%	N/A	N/A
International Bank of Commerce, Laredo	1,201,527	16.63	325,178	5.125	$469,701	6.50%
International Bank of Commerce, Brownsville	158,533	25.61	27,852	5.125	40,230	6.50
International Bank of Commerce, Zapata	65,989	34.09	8,712	5.125	12,584	6.50
Commerce Bank	73,765	31.84	10,425	5.125	15,058	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$1,687,501	19.47%	$693,370	8.625%	N/A	N/A
International Bank of Commerce, Laredo	1,260,886	17.45	578,094	8.625	$722,618	10.00%
International Bank of Commerce, Brownsville	163,937	26.49	49,514	8.625	61,892	10.00
International Bank of Commerce, Zapata	67,464	34.85	15,488	8.625	19,360	10.00
Commerce Bank	76,093	32.85	18,532	8.625	23,166	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,618,935	18.68%	$520,028	6.625%	N/A	N/A
International Bank of Commerce, Laredo	1,201,527	16.63	433,571	6.625	$578,094	8.00%
International Bank of Commerce, Brownsville	158,533	25.61	37,135	6.625	49,514	8.00
International Bank of Commerce, Zapata	65,989	34.09	11,616	6.625	15,488	8.00
Commerce Bank	73,765	31.84	13,899	6.625	18,532	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,618,935	13.91%	$471,135	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,201,527	12.50	384,342	4.00	480,427	5.00%
International Bank of Commerce, Brownsville	158,533	16.91	37,509	4.00	46,886	5.00
International Bank of Commerce, Zapata	65,989	13.87	19,029	4.00	23,786	5.00
Commerce Bank	73,765	13.05	22,607	4.00	28,259	5.00

The Company’s and the bank subsidiaries’ actual capital amounts and ratios for 2015 are also presented in the following table:

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2015:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,380,801	16.81%	$369,726	4.50%	N/A	N/A
International Bank of Commerce, Laredo	1,151,812	16.42	315,707	4.50	$456,022	6.50%
International Bank of Commerce, Brownsville	154,141	26.26	26,418	4.50	38,159	6.50
International Bank of Commerce, Zapata	66,153	35.71	8,336	4.50	12,042	6.50
Commerce Bank	72,882	36.17	9,067	4.50	13,097	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$1,605,419	19.54%	$657,291	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,213,377	17.30	561,258	8.00	$701,572	10.00%
International Bank of Commerce, Brownsville	159,913	27.24	46,965	8.00	58,706	10.00
International Bank of Commerce, Zapata	67,470	36.42	14,820	8.00	18,525	10.00
Commerce Bank	74,204	36.83	16,119	8.00	20,149	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,535,443	18.69%	$492,968	6.00%	N/A	N/A
International Bank of Commerce, Laredo	1,151,812	16.42	420,943	6.00	$561,258	8.00%
International Bank of Commerce, Brownsville	154,141	26.26	35,224	6.00	46,965	8.00
International Bank of Commerce, Zapata	66,153	35.71	11,115	6.00	14,820	8.00
Commerce Bank	72,882	36.17	12,089	6.00	16,119	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,535,443	13.15%	$466,897	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,151,812	12.09	381,105	4.00	476,381	5.00%
International Bank of Commerce, Brownsville	154,141	15.03	41,034	4.00	51,293	5.00
International Bank of Commerce, Zapata	66,153	13.15	20,129	4.00	25,161	5.00
Commerce Bank	72,882	12.94	22,521	4.00	28,151	5.00